Organization and Principal Activities - Additional Information (Details)								1 Months Ended				12 Months Ended
	Dec. 20, 2021 USD ($) $ / shares	Jan. 15, 2020 shares	Jun. 27, 2019 shares	Jan. 25, 2019 shares	Mar. 27, 2018 USD ($) $ / shares shares	Mar. 27, 2018 CNY (¥) shares	Mar. 11, 2018 shares	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2021	Dec. 31, 2020 shares	Dec. 31, 2017 shares	Nov. 30, 2019	Apr. 04, 2019
Organization And Principal Activities [Line Items]
Entity incorporation date												Oct. 18, 2017
Cash dividend | $	$ 56,667,425
Cash dividend per ordinary share | $ / shares	$ 0.55
Payments of dividend | $	$ 50,243,715
Leased And Operated Hotels
Organization And Principal Activities [Line Items]
Lease description												the Group typically receives rental holidays of three to six months and pays fixed rent on a quarterly or semi-annual basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.
Frequency of fixed rent payment												quarterly or semi-annual
Leased And Operated Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term												10 years
Leased And Operated Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term												20 years
Rental holidays receivable term												6 months
Fixed rent payable term												5 years
Period subject to increase in rent value												5 years
Franchised And Managed Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term												5 years
Franchised And Managed Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term												20 years
Argyle Beijing
Organization And Principal Activities [Line Items]
Business acquisition, equity interest acquired												60.00%				60.00%
Shandong Xinghui
Organization And Principal Activities [Line Items]
Business acquisition, equity interest acquired															70.00%
Initial Public Offering
Organization And Principal Activities [Line Items]
Payment for initial public offering costs | ¥						¥ 30,827,578
Class B Ordinary Shares to Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Number of shares were redesignated							7,594,048
GreenTree Inns Hotel Management Group, Inc. | Dividend Declared
Organization And Principal Activities [Line Items]
Cash dividend | $								$ 25,544,739	$ 30,559,675	$ 25,578,618	$ 25,578,618
Common Class A
Organization And Principal Activities [Line Items]
Business acquisition, shares issued													870,908
Common Class A | Argyle Beijing
Organization And Principal Activities [Line Items]
Business acquisition, shares issued			626,746	626,746
Common Class A | Shandong Xinghui
Organization And Principal Activities [Line Items]
Business acquisition, shares issued		870,908
Business acquisition, equity interest acquired		70.00%
Common Class A | Initial Public Offering
Organization And Principal Activities [Line Items]
Stock issued during period					10,200,000	10,200,000
Shares issued price per share | $ / shares					$ 14.00
Proceeds from issuance of shares | $					$ 133,518,000
Common Class A | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders														48,635,252
Common Class B | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders														42,716,957
Alex S. Xu (CEO)
Organization And Principal Activities [Line Items]
Percentage of ownership interest hold by founder												78.19%